Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Revenue	$ 119,839	$ 145,408	$ 238,119	$ 267,599
Administrative fee revenue from affiliates	3,882	3,502	7,804	6,881
Time charter, voyage and logistics business expenses	(57,856)	(63,514)	(127,790)	(114,692)
Direct vessel expenses	(35,748)	(33,840)	(66,565)	(62,168)
General and administrative expenses incurred on behalf of affiliates	(3,882)	(3,502)	(7,804)	(6,881)
General and administrative expenses	(8,668)	(9,567)	(15,479)	(20,598)
Depreciation and amortization	(27,479)	(25,828)	(48,684)	(51,502)
Interest expense and finance cost, net	(27,838)	(28,521)	(55,876)	(56,567)
Loss on bond extinguishment	0	(27,281)	0	(27,281)
Other (expense)/income, net	(3,321)	(7,481)	(5,235)	(5,415)
Loss before equity in net earnings of affiliated companies	(41,071)	(50,624)	(81,510)	(70,624)
Equity in net earnings of affiliated companies	17,968	7,079	31,880	29,497
Loss before taxes	(23,103)	(43,545)	(49,630)	(41,127)
Income tax benefit/(expense)	1,695	(848)	1,843	(1,136)
Net loss	(21,408)	(44,393)	(47,787)	(42,263)
Less: Net (income)/loss attributable to the noncontrolling interest	(3,405)	7,713	(3,704)	7,636
Net loss attributable to Navios Holdings common stockholders	(24,813)	(36,680)	(51,491)	(34,627)
Loss attributable to Navios Holdings common stockholders, basic	(28,906)	(38,253)	(59,657)	(37,427)
Loss attributable to Navios Holdings common stockholders, diluted	$ (28,906)	$ (38,253)	$ (59,657)	$ (37,427)
Basic loss per share attributable to Navios Holdings common stockholders	$ (0.27)	$ (0.37)	$ (0.57)	$ (0.36)
Weighted average number of shares, basic	105,401,820	102,947,944	105,251,590	102,718,368
Diluted loss per share attributable to Navios Holdings common stockholders	$ (0.27)	$ (0.37)	$ (0.57)	$ (0.36)
Weighted average number of shares, diluted	105,401,820	102,947,944	105,251,590	102,718,368
Other Comprehensive (loss)/income
Unrealized holding (loss)/income on investments in available-for-sale securities	$ (213)	$ 758	$ (491)	$ (381)
Reclassification to earnings	0	11,553	0	11,553
Total other comprehensive (loss)/income	(213)	12,311	(491)	11,172
Total comprehensive loss	(21,621)	(32,082)	(48,278)	(31,091)
Comprehensive (income)/loss attributable to the noncontrolling interest	(3,405)	7,713	(3,704)	7,636
Total comprehensive loss attributable to Navios Holdings common stockholders	$ (25,026)	$ (24,369)	$ (51,982)	$ (23,455)